Revenues	12 Months Ended
Dec. 31, 2014
Revenues
Revenues

9.Revenues

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Pay-for-performance services	446,550	772,114	1,666,653	268,616
Display advertising services	46,670	63,503	87,894	14,166
Other services	8,505	15,305	2,208	356

Total	501,725	850,922	1,756,755	283,138

The majority of the per-for-performance services are related to cost-per-click services and cost-per-sale services. The Company issues award credits to its customers based on the customers’ monthly spending on cost-per-click services in accordance with the service contracts. These award credits can only be used for future cost-per-click services and are not redeemable for cash. The Company accounts for these award credits granted to the customers in conjunction with a current sale of services analogous to a multiple-element arrangement in accordance with ASC 605-25. The monthly spending by the customer relating to cost-per-click services is allocated to the clicks sold and the award credits earned based on their relative-selling-prices, which is proportionate to the cost-per click services delivered and future cost-per click services to be delivered from the award credits applied. Therefore, revenue is recognized proportionately as services including those in connection to award credits are delivered to the customer. Deferred revenue as of December 31, 2013 and December 31, 2014 amounted to RMB1,424 and RMB2,315 (US$373), respectively, which is recognized as the services are delivered within an estimated one month-period after the respective period-end.

The majority of other services are related to commissions from third-party online payment platforms.

Revenue from pay-for-performance services are mainly comprised of the following travel service categories:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Flights and flight related	307,708	551,123	1,171,229	188,768
Hotels	125,779	194,030	347,281	55,972
Others	13,063	26,961	148,143	23,876

Total	446,550	772,114	1,666,653	268,616